NOTE RECEIVABLES (Details Narrative) ¥ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
NOTE RECEIVABLES
Note receivable from related party | ¥	¥ 30	¥ 20
Annual interest percentage	5.00%	5.00%
Accrued interest | $			$ 33,646
Maturity date	Nov. 04, 2021	Nov. 04, 2021